Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
7. Capital Stock and Changes in Capital Accounts

Details of the Company’s previous changes in capital accounts can be found in Note 7 of the audited consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report. There have been no material changes to these in the six month period ended June 30, 2024, except for as discussed below:

(a)	Common Stock

As of June 30, 2024, and December 31, 2023, 7,451,977 and 7,448,601, respectively, shares of common stock were issued and outstanding (all shares of common stock in registered form).

(b)	Warrants

Pursuant to the February 2023 Registered Direct Offering and Concurrent Private Placement (as defined below) and the January 2022 Underwritten Public Offering, as of June 30, 2024, the Company had outstanding i) 14,474,000 Class A warrants with an exercise price of $154 dollars per common share that may obligate it to issue up to an additional of 72,370 common shares, and ii) 15,000,000 Class B warrants with an exercise price of $20.20 dollars per common share, that may obligate it to issue up to an additional of 750,000 common shares.

During the six months ended June 30, 2023, concurrently with the February 2023 Registered Direct Offering, the Company issued 15,000,000 private placement warrants to purchase 750,000 common shares (the “Concurrent Private Placement”). The Company initially recorded the private placement warrants as noncurrent liabilities at their fair value amounting to $7,504, with subsequent changes in their respective fair values recognized in line “Changes in fair value of warrants’ liability” in the accompanying unaudited interim consolidated statement of comprehensive (loss)/income (Note 10). During the six months ended June 30, 2023, the Company received notices of alternative cashless exercises for 8,353,121 private placement warrants issued in the Concurrent Private Placement which resulted in the issuance of 313,243 shares of common stock.

(c)	Preferred Stock

(i)	Series B Preferred Stock

As of June 30, 2024, the Company had outstanding 500,000 Series B Preferred Stock, with par value $0.01 per share, issued to DSI. The Series B Preferred Stock votes with the common shares of the Company, and each share of Series B Preferred Stock entitles the holder thereof to 2,000 votes on all matters on which the Company’s stockholders are entitled to vote of up to 34% of the total number of votes entitled to be cast for all matters for which the Company’s stockholders are entitled to vote on, but with no economic rights. To the extent the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company’s stockholders, the number of votes of the Series B Preferred Stock shall be automatically reduced so that such holder’s aggregate voting power, together with any affiliate of such holder, is not more than 49%. Furthermore, the Series B Preferred Stock has no dividend, distribution or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates or successors.

(ii)	Series C Preferred Stock

The Series C Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C Preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, the Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at the holders’ option commencing upon the first anniversary of the original issuance date, at a conversion price equal to the lesser of $1,300.00 (subject to change under anti-dilution provisions) and the 10-trading day trailing VWAP of the common shares, or at any time after their issuance date in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs) of the Company. The Series C Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change, if the holder does not exercise its conversion right discussed above, and optionally redeemable at the option of the holder in case of certain corporate events as defined in the statement of designations of the Series C Preferred Stock. The holder, however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, the holder (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

The Series C Preferred Stock is not mandatorily redeemable and does not meet any other criteria under ASC 480 to be classified as liability, and under the Company’s assessment is classified in permanent equity, according to the Company’s accounting policy. In particular, the Company assessed that certain of the aforementioned features requiring bifurcation under ASC 815 had de minimis value at inception and in each measurement date, while others were clearly and closely related to the host instrument thus no bifurcation was required or falling under the scope exceptions from derivative accounting.

On February 21, 2024, the Company awarded and granted its directors with 3,332 Series C Preferred Stock, as per the terms of the amended and restated Equity Incentive Plan (refer to (iv) below).

As a result, as of June 30, 2024, the Company had 8,853 shares of Series C Preferred Stock issued and outstanding with par value of $0.01 per share, while, as of the same date, 4,998 shares of Series C Preferred Stock awarded under the amended and restated 2021 Equity Incentive Plan remained unvested.

As of June 30, 2024, the Series C Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 at inception, were determined of de minimis value upon reassessment as of June 30, 2024.

Dividend payments and declarations on Series C Preferred Stock:

On January 16, 2024, the Company paid a quarterly cash dividend of $20.0 per share, or $110 in the aggregate, on its then outstanding 5,521 Series C Preferred Stock to Series C Preferred Stockholders of record date January 12, 2024, for the period from October 15, 2023, up to and including January 14, 2024.
On April 15, 2024, the Company paid a quarterly cash dividend of $20.0 per share, or $150 in the aggregate, on (i) its then outstanding 5,521 Series C Preferred Stock for the period from January 15, 2024, up to and including April 14, 2024, and (ii) the 3,332 shares of Series C Preferred Stock awarded to directors on February 21, 2024 for the period from February 21, 2024 up to and including April 14, 2024, to Series C Preferred Stockholders of record date April 12, 2024.

On June 20, 2024, the Company declared a dividend of $20.0 per share, or $177, in the aggregate on the Company's then outstanding Preferred Stock which was paid on July 15, 2024 (Note 11(a)).

On January 17, 2023, the Company paid a quarterly cash dividend of $20.0 per share, or $240 in aggregate, on its then outstanding 11,982 Series C Preferred Stock to Series C Preferred Stockholders of record date January 13, 2023, for the period from October 15, 2022, up to and including January 14, 2023.

On April 17, 2023, the Company paid a quarterly cash dividend of $20.0 per share, or $268 in the aggregate, on i) the Company’s outstanding 10,000 Series C Preferred Stock, ii) the 1,982 shares of Series C Preferred Stock awarded to directors on April 15, 2022, for the period from January 15, 2023 up to and including April 14, 2023, and iii) the 3,332 shares of Series C Preferred Stock awarded to directors on March 7, 2023, for the period from March 7, 2023 up to and including April 14, 2023.

On June 28, 2023, the Company’s board of directors declared a quarterly cash dividend of $20.0 per share, or $307 in the aggregate, on its Company's outstanding 15,314 Series C Preferred Stock to Series C Preferred Stockholders of record date July 14, 2023, for the period from April 15, 2023, up to and including July 14, 2023.

(iii)	Series D Preferred Stock

The Series D Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series D Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series D Preferred Stock are in arrears or any senior stock. Also, holders of Series D Preferred Stock, rank equal to Series C Preferred Stock, prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date with respect to dividends, distributions and payments upon liquidation. The Series D Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 7.0% per annum, and is convertible into common shares at the holders’ option at any time after the original issuance date, at a conversion price equal to the 10-trading day trailing VWAP of the common shares. The Series D Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change or in case of certain corporate events as defined in the statement of designation of the Series D Preferred Stock. Holders of the Series D Preferred Stock, however, are prohibited from converting the Series D Preferred Stock into common shares to the extent that, as a result of such conversion, holders (together with their affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

Series D Preferred Stock redemptions:

During the period from January 1, 2024, to June 30, 2024, holders of the Company’s Series D preferred stock unaffiliated with the Company, exercised their right to redeem nine Series D Preferred Stock to common stock, resulting in the issuance of 3,376 shares of common stock of the Company and a deemed dividend of $2 to Series D preferred holders, being the excess value of the shares of common stock of as compared to the fair value of the Series D Preferred Stock redeemed.

Following the conclusion of the above transactions, as of June 30, 2024, the Company had 13,729 shares of Series D Preferred Stock issued and outstanding.

As of June 30, 2024, the Series D Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 had de minimis value upon reassessment as of June 30, 2024.

Dividend payments and declarations on Series D Preferred Stock:

On January 16, 2024, the Company paid a quarterly cash dividend of $17.5 per share, or $240 in the aggregate, on the Company's then outstanding 13,738 shares of Series D Preferred Stock to Series D Preferred Stockholders of record date January 12, 2024, for the period from October 15, 2023, up to and including January 14, 2024.

On April 15, 2024, the Company paid a quarterly cash dividend of $17.5 per share, or $241 in the aggregate, on the Company's then outstanding 13,729 shares of Series D Preferred Stock to Series D Preferred Stockholders of record date April 12, 2024, for the period from January 15, 2024, up to and including April 14, 2024.

On January 17, 2023, the Company declared and paid a quarterly cash dividend of $17.5 per share, or $161 in the aggregate, on its then outstanding 9,172 Series D Preferred Stock, for the period from October 15, 2022, up to and including January 14, 2023.
On April 17, 2023, the Company declared and paid a quarterly cash dividend of $17.5 per share, or $327 in the aggregate, on i) the Company’s previously outstanding Series D Preferred Stock (9,172 shares) for the period from January 15, 2023 up to and including April 14, 2023, and ii) the 13,157 shares of Series D Preferred Stock issued in connection with the acquisition of M/V Melia, for the period from February 8, 2023 up to and including April 14, 2023.
On June 30, 2023, the Company declared a quarterly cash dividend of $17.5 per share, or $240 in the aggregate, on the Company’s outstanding 13,739 shares of Series D Preferred Stock to Series D Preferred Stockholders of record date July 14, 2023, for the period from April 15, 2023, up to and including July 14, 2023.

(iv)	Equity Incentive Plan

On February 21, 2024, the Company's Board of Directors approved the award and grant of 3,332 shares of restricted Series C Preferred Stock to the Company’s directors, pursuant to the Company's amended and restated Equity Incentive Plan for a fair value of $3,144, based on valuation obtained by an independent third party for the purposes of the transaction, as annual bonus. The cost of this award is expected to be recognized in comprehensive (loss)/income ratably over the restricted shares’ two-year vesting period.

The fair value of the above instrument issued by the Company, was based as of its measurement date on the present values of the future cash outflows derived from (i) the dividends payable under the equity instrument, assuming the shares of preferred stock are held for a period of ten years after their original issuance date, and (ii) the instrument’s liquidation proceeds. In determining the fair value of the respective restricted stock award, the Company applied a discount factor of 9.3%, determined based on the Company’s estimated weighted average cost of capital comprising of (i) risk-free rate of 4.25%, (ii) representative beta of 0.8, and (iii) equity market average return of 10.5%.

The Company assessed the issuance of the Series C Preferred Stock and their features pursuant to these awards and concluded that they should be classified in permanent equity with no embedded derivative requiring bifurcation other than those that were assessed with de minimis value.

On March 7, 2024, and April 15, 2024, 1,666 and 991, respectively, restricted shares of Series C Preferred Stock awarded on March 7, 2023, and April 15, 2022, to Company’s directors as per the terms of the amended and restated equity incentive plan, were fully vested in accordance with the terms of the respective restricted stock award agreements.

On April 10, 2024, the Company further amended and restated its 2021 Equity Incentive Plan so that the maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the 2021 Equity Incentive Plan, as amended and restated, is 2,000,000.

As of June 30, 2024, 1,354 shares of Series C Preferred Stock remained reserved for issuance according to the Company’s amended and restated Equity Incentive Plan.

For the six-month periods ended June 30, 2024, and 2023, compensation cost on restricted stock awards amounted to $1,459 and $819, respectively, and is included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of comprehensive (loss)/income. As of June 30, 2024, and December 31, 2023, the total unvested Series C Preferred Stock pursuant to the above restricted stock awards was 4,998 and 4,323, respectively, whereas total unrecognized compensation cost relating to the Company’s outstanding restricted stock awards was $3,493 and $1,808, respectively. As of June 30, 2024, the average period over which the total compensation cost related to non-vested restricted stock, was expected to be recognized, was 1.16 years.

(v)	Series E Preferred Stock

As of June 30, 2024, the Company had outstanding 1,200 shares of Series E Preferred Stock, with par value $0.01 per share, issued to an entity affiliated with the Company’s Chairperson.